Financial instruments (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Assets measured at fair value on a recurring basis for level 3
Transfers in, assets	7,429	7,493
Transfers out, assets	(9,761)	(11,516)
Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0	1,204
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	362	0
Settlements, assets	(153)	(1,174)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	4	(28)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(9)	(2)
Balance at end of period, assets	204	0
Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		193
Transfers in, assets		0
Transfers out, assets		(188)
Purchases, assets		0
Sales, assets		0
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Foreign currency translation impact, assets		(5)
Balance at end of period, assets		0
Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	15,509	22,278
Transfers in, assets	3,451	4,375
Transfers out, assets	(4,909)	(7,676)
Purchases, assets	10,034	10,698
Sales, assets	(10,130)	(11,727)
Issuances, assets	1,766	1,007
Settlements, assets	(2,511)	(3,262)
Gain (loss) on transfers in/out included in trading revenues, assets	423	134
Gain (loss) on all other activity included in trading revenues, assets	563	226
Gain (loss) on transfers in/out included in other revenues, assets	(1)	(4)
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(485)	(540)
Balance at end of period, assets	13,710	15,509
Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,888	10,028
Transfers in, assets	1,418	2,312
Transfers out, assets	(1,977)	(5,035)
Purchases, assets	6,363	7,479
Sales, assets	(7,043)	(8,826)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	165	72
Gain (loss) on all other activity included in trading revenues, assets	465	129
Gain (loss) on transfers in/out included in other revenues, assets	0	(4)
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(210)	(267)
Balance at end of period, assets	5,069	5,888
Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,192	5,076
Transfers in, assets	571	1,113
Transfers out, assets	(552)	(3,609)
Purchases, assets	1,759	5,210
Sales, assets	(3,022)	(4,745)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	109	49
Gain (loss) on all other activity included in trading revenues, assets	157	278
Gain (loss) on transfers in/out included in other revenues, assets	0	(4)
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(86)	(176)
Balance at end of period, assets	2,128	3,192
Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	724	1,786
Transfers in, assets	467	831
Transfers out, assets	(690)	(958)
Purchases, assets	1,012	937
Sales, assets	(1,162)	(1,924)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	11	18
Gain (loss) on all other activity included in trading revenues, assets	91	60
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(17)	(26)
Balance at end of period, assets	436	724
Recurring basis | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,023	1,517
Transfers in, assets	86	188
Transfers out, assets	(310)	(262)
Purchases, assets	497	664
Sales, assets	(866)	(809)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(4)	(4)
Gain (loss) on all other activity included in trading revenues, assets	15	(228)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(24)	(43)
Balance at end of period, assets	417	1,023
Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	447	727
Transfers in, assets	55	158
Transfers out, assets	(357)	(121)
Purchases, assets	3,072	483
Sales, assets	(1,810)	(851)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	36	(4)
Gain (loss) on all other activity included in trading revenues, assets	197	67
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(73)	(12)
Balance at end of period, assets	1,567	447
Recurring basis | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	485	467
Transfers in, assets	303	419
Transfers out, assets	(237)	(100)
Purchases, assets	405	377
Sales, assets	(431)	(611)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	20	0
Gain (loss) on all other activity included in trading revenues, assets	68	(63)
Gain (loss) on transfers in/out included in other revenues, assets	(1)	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(17)	(4)
Balance at end of period, assets	595	485
Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,650	9,587
Transfers in, assets	1,442	1,465
Transfers out, assets	(2,208)	(2,175)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	1,766	1,007
Settlements, assets	(2,446)	(3,262)
Gain (loss) on transfers in/out included in trading revenues, assets	230	60
Gain (loss) on all other activity included in trading revenues, assets	(53)	163
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(164)	(195)
Balance at end of period, assets	5,217	6,650
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,859	2,547
Transfers in, assets	244	168
Transfers out, assets	(363)	(686)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	279	303
Settlements, assets	(663)	(976)
Gain (loss) on transfers in/out included in trading revenues, assets	8	47
Gain (loss) on all other activity included in trading revenues, assets	249	515
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(39)	(59)
Balance at end of period, assets	1,574	1,859
Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,294	2,171
Transfers in, assets	923	592
Transfers out, assets	(633)	(544)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	627	161
Settlements, assets	(631)	(914)
Gain (loss) on transfers in/out included in trading revenues, assets	38	43
Gain (loss) on all other activity included in trading revenues, assets	(461)	(179)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(19)	(36)
Balance at end of period, assets	1,138	1,294
Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,920	2,732
Transfers in, assets	223	681
Transfers out, assets	(1,020)	(844)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	207	346
Settlements, assets	(538)	(844)
Gain (loss) on transfers in/out included in trading revenues, assets	184	(31)
Gain (loss) on all other activity included in trading revenues, assets	330	(56)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(66)	(64)
Balance at end of period, assets	1,240	1,920
Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,486	2,196
Transfers in, assets	288	179
Transfers out, assets	(487)	(366)
Purchases, assets	3,266	2,842
Sales, assets	(2,656)	(2,290)
Issuances, assets	0	0
Settlements, assets	(65)	0
Gain (loss) on transfers in/out included in trading revenues, assets	8	2
Gain (loss) on all other activity included in trading revenues, assets	83	(3)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(94)	(74)
Balance at end of period, assets	2,829	2,486
Recurring basis | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	170	102
Transfers in, assets	0	0
Transfers out, assets	(230)	0
Purchases, assets	165	94
Sales, assets	(82)	(17)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	9	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(30)	(9)
Balance at end of period, assets	2	170
Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	8,184	9,045
Transfers in, assets	106	4
Transfers out, assets	(63)	(61)
Purchases, assets	1,715	982
Sales, assets	(3,585)	(2,192)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(2)	74
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	791	567
Foreign currency translation impact, assets	(177)	(235)
Balance at end of period, assets	6,969	8,184
Recurring basis | Other investments | Hedge funds
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	392	165
Recurring basis | Other investments | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	1,632	2,243
Recurring basis | Other investments | Other equity investments - of which private
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	1,630	2,245
Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,818	1,969
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	189	102
Sales, assets	(365)	(274)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	1	72
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(43)	(51)
Balance at end of period, assets	1,600	1,818
Recurring basis | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,366	7,076
Transfers in, assets	106	4
Transfers out, assets	(63)	(61)
Purchases, assets	1,526	880
Sales, assets	(3,220)	(1,918)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(3)	2
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	791	567
Foreign currency translation impact, assets	(134)	(184)
Balance at end of period, assets	5,369	6,366
Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,619	6,842
Transfers in, assets	320	605
Transfers out, assets	(1,561)	(642)
Purchases, assets	800	509
Sales, assets	(1,673)	(1,286)
Issuances, assets	6,767	4,490
Settlements, assets	(2,920)	(3,473)
Gain (loss) on transfers in/out included in trading revenues, assets	0	15
Gain (loss) on all other activity included in trading revenues, assets	(21)	(250)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(333)	(191)
Balance at end of period, assets	7,998	6,619
Recurring basis | Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,778	4,559
Transfers in, assets	305	537
Transfers out, assets	(315)	(391)
Purchases, assets	727	275
Sales, assets	(1,280)	(469)
Issuances, assets	3,541	3,084
Settlements, assets	(2,171)	(2,773)
Gain (loss) on transfers in/out included in trading revenues, assets	1	15
Gain (loss) on all other activity included in trading revenues, assets	(85)	76
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(192)	(135)
Balance at end of period, assets	5,309	4,778
Recurring basis | Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,530	2,179
Transfers in, assets	15	64
Transfers out, assets	(6)	(248)
Purchases, assets	71	218
Sales, assets	(207)	(745)
Issuances, assets	651	1,078
Settlements, assets	(650)	(672)
Gain (loss) on transfers in/out included in trading revenues, assets	0	(1)
Gain (loss) on all other activity included in trading revenues, assets	(48)	(293)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(34)	(50)
Balance at end of period, assets	1,322	1,530
Recurring basis | Other intangible assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	43	70
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	12	11
Sales, assets	0	(16)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(12)	(20)
Foreign currency translation impact, assets	(1)	(2)
Balance at end of period, assets	42	43
Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,164	7,469
Transfers in, assets	3,552	2,509
Transfers out, assets	(2,998)	(2,949)
Purchases, assets	4,781	3,007
Sales, assets	(4,213)	(3,356)
Issuances, assets	1,034	298
Settlements, assets	(1,148)	(2,319)
Gain (loss) on transfers in/out included in trading revenues, assets	5	128
Gain (loss) on all other activity included in trading revenues, assets	199	580
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(217)	(203)
Balance at end of period, assets	6,159	5,164
Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,463	6,901
Transfers in, assets	3,539	2,471
Transfers out, assets	(2,918)	(2,948)
Purchases, assets	4,456	2,801
Sales, assets	(3,964)	(3,182)
Issuances, assets	1,034	298
Settlements, assets	(1,147)	(2,319)
Gain (loss) on transfers in/out included in trading revenues, assets	5	127
Gain (loss) on all other activity included in trading revenues, assets	348	486
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(201)	(172)
Balance at end of period, assets	5,615	4,463
Recurring basis | Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets	238
Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	35,689	47,203
Transfers in, assets	7,429	7,493
Transfers out, assets	(9,761)	(11,516)
Purchases, assets	17,507	15,301
Sales, assets	(19,683)	(18,594)
Issuances, assets	9,929	5,795
Settlements, assets	(6,732)	(10,228)
Gain (loss) on transfers in/out included in trading revenues, assets	428	277
Gain (loss) on all other activity included in trading revenues, assets	752	602
Gain (loss) on transfers in/out included in other revenues, assets	(1)	(4)
Gain (loss) on all other activity included in other revenues, assets	779	547
Foreign currency translation impact, assets	(1,252)	(1,187)
Balance at end of period, assets	35,084	35,689
Bank | Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0	1,204
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	362	0
Settlements, assets	(153)	(1,174)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	4	(28)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(9)	(2)
Balance at end of period, assets	204	0
Bank | Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		193
Transfers in, assets		0
Transfers out, assets		(188)
Purchases, assets		0
Sales, assets		0
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Foreign currency translation impact, assets		(5)
Balance at end of period, assets		0
Bank | Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	15,451	22,191
Transfers in, assets	3,451	4,375
Transfers out, assets	(4,909)	(7,676)
Purchases, assets	10,034	10,698
Sales, assets	(10,071)	(11,694)
Issuances, assets	1,766	1,007
Settlements, assets	(2,511)	(3,262)
Gain (loss) on transfers in/out included in trading revenues, assets	423	134
Gain (loss) on all other activity included in trading revenues, assets	563	225
Gain (loss) on transfers in/out included in other revenues, assets	(1)	(4)
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(486)	(543)
Balance at end of period, assets	13,710	15,451
Bank | Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,830	9,941
Transfers in, assets	1,418	2,312
Transfers out, assets	(1,977)	(5,035)
Purchases, assets	6,363	7,479
Sales, assets	(6,984)	(8,793)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	165	72
Gain (loss) on all other activity included in trading revenues, assets	465	129
Gain (loss) on transfers in/out included in other revenues, assets	0	(4)
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(211)	(271)
Balance at end of period, assets	5,069	5,830
Bank | Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,192	5,076
Transfers in, assets	571	1,113
Transfers out, assets	(552)	(3,609)
Purchases, assets	1,759	5,210
Sales, assets	(3,022)	(4,745)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	109	49
Gain (loss) on all other activity included in trading revenues, assets	157	278
Gain (loss) on transfers in/out included in other revenues, assets	0	(4)
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(86)	(176)
Balance at end of period, assets	2,128	3,192
Bank | Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	724	1,786
Transfers in, assets	467	831
Transfers out, assets	(690)	(958)
Purchases, assets	1,012	937
Sales, assets	(1,162)	(1,924)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	11	18
Gain (loss) on all other activity included in trading revenues, assets	91	60
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(17)	(26)
Balance at end of period, assets	436	724
Bank | Recurring basis | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,023	1,517
Transfers in, assets	86	188
Transfers out, assets	(310)	(262)
Purchases, assets	497	664
Sales, assets	(866)	(809)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(4)	(4)
Gain (loss) on all other activity included in trading revenues, assets	15	(228)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(24)	(43)
Balance at end of period, assets	417	1,023
Bank | Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	447	727
Transfers in, assets	55	158
Transfers out, assets	(357)	(121)
Purchases, assets	3,072	483
Sales, assets	(1,810)	(851)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	36	(4)
Gain (loss) on all other activity included in trading revenues, assets	197	67
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(73)	(12)
Balance at end of period, assets	1,567	447
Bank | Recurring basis | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	485	467
Transfers in, assets	303	419
Transfers out, assets	(237)	(100)
Purchases, assets	405	377
Sales, assets	(431)	(611)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	20	0
Gain (loss) on all other activity included in trading revenues, assets	68	(63)
Gain (loss) on transfers in/out included in other revenues, assets	(1)	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(17)	(4)
Balance at end of period, assets	595	485
Bank | Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,650	9,588
Transfers in, assets	1,442	1,465
Transfers out, assets	(2,208)	(2,175)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	1,766	1,007
Settlements, assets	(2,446)	(3,262)
Gain (loss) on transfers in/out included in trading revenues, assets	230	60
Gain (loss) on all other activity included in trading revenues, assets	(53)	163
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(164)	(196)
Balance at end of period, assets	5,217	6,650
Bank | Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,859	2,547
Transfers in, assets	244	168
Transfers out, assets	(363)	(686)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	279	303
Settlements, assets	(663)	(976)
Gain (loss) on transfers in/out included in trading revenues, assets	8	47
Gain (loss) on all other activity included in trading revenues, assets	249	515
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(39)	(59)
Balance at end of period, assets	1,574	1,859
Bank | Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,294	2,172
Transfers in, assets	923	592
Transfers out, assets	(633)	(544)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	627	161
Settlements, assets	(631)	(914)
Gain (loss) on transfers in/out included in trading revenues, assets	38	43
Gain (loss) on all other activity included in trading revenues, assets	(461)	(179)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(19)	(37)
Balance at end of period, assets	1,138	1,294
Bank | Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,920	2,732
Transfers in, assets	223	681
Transfers out, assets	(1,020)	(844)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	207	346
Settlements, assets	(538)	(844)
Gain (loss) on transfers in/out included in trading revenues, assets	184	(31)
Gain (loss) on all other activity included in trading revenues, assets	330	(56)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(66)	(64)
Balance at end of period, assets	1,240	1,920
Bank | Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,486	2,195
Transfers in, assets	288	179
Transfers out, assets	(487)	(366)
Purchases, assets	3,266	2,842
Sales, assets	(2,656)	(2,290)
Issuances, assets	0	0
Settlements, assets	(65)	0
Gain (loss) on transfers in/out included in trading revenues, assets	8	2
Gain (loss) on all other activity included in trading revenues, assets	83	(4)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(94)	(72)
Balance at end of period, assets	2,829	2,486
Bank | Recurring basis | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	170	102
Transfers in, assets	0	0
Transfers out, assets	(230)	0
Purchases, assets	165	94
Sales, assets	(82)	(17)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	9	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(30)	(9)
Balance at end of period, assets	2	170
Bank | Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	8,082	8,867
Transfers in, assets	106	4
Transfers out, assets	(63)	(61)
Purchases, assets	1,270	859
Sales, assets	(3,014)	(2,063)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(2)	74
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	776	620
Foreign currency translation impact, assets	(192)	(218)
Balance at end of period, assets	6,963	8,082
Bank | Recurring basis | Other investments | Hedge funds
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	392	165
Bank | Recurring basis | Other investments | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	1,632	2,244
Bank | Recurring basis | Other investments | Other equity investments - of which private
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	1,631	2,245
Bank | Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,818	1,968
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	189	102
Sales, assets	(365)	(274)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	1	72
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(43)	(50)
Balance at end of period, assets	1,600	1,818
Bank | Recurring basis | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,264	6,899
Transfers in, assets	106	4
Transfers out, assets	(63)	(61)
Purchases, assets	1,081	757
Sales, assets	(2,649)	(1,789)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(3)	2
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	776	620
Foreign currency translation impact, assets	(149)	(168)
Balance at end of period, assets	5,363	6,264
Bank | Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,619	6,842
Transfers in, assets	320	605
Transfers out, assets	(1,561)	(642)
Purchases, assets	800	509
Sales, assets	(1,673)	(1,286)
Issuances, assets	6,767	4,490
Settlements, assets	(2,920)	(3,473)
Gain (loss) on transfers in/out included in trading revenues, assets	0	15
Gain (loss) on all other activity included in trading revenues, assets	(21)	(250)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(333)	(191)
Balance at end of period, assets	7,998	6,619
Bank | Recurring basis | Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,778	4,559
Transfers in, assets	305	537
Transfers out, assets	(315)	(391)
Purchases, assets	727	275
Sales, assets	(1,280)	(469)
Issuances, assets	3,541	3,084
Settlements, assets	(2,171)	(2,773)
Gain (loss) on transfers in/out included in trading revenues, assets	1	15
Gain (loss) on all other activity included in trading revenues, assets	(85)	76
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(192)	(135)
Balance at end of period, assets	5,309	4,778
Bank | Recurring basis | Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,530	2,179
Transfers in, assets	15	64
Transfers out, assets	(6)	(248)
Purchases, assets	71	218
Sales, assets	(207)	(745)
Issuances, assets	651	1,078
Settlements, assets	(650)	(672)
Gain (loss) on transfers in/out included in trading revenues, assets	0	(1)
Gain (loss) on all other activity included in trading revenues, assets	(48)	(293)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(34)	(50)
Balance at end of period, assets	1,322	1,530
Bank | Recurring basis | Other intangible assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	43	70
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	12	11
Sales, assets	0	(16)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(12)	(20)
Foreign currency translation impact, assets	(1)	(2)
Balance at end of period, assets	42	43
Bank | Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,164	7,469
Transfers in, assets	3,552	2,509
Transfers out, assets	(2,998)	(2,949)
Purchases, assets	4,781	3,007
Sales, assets	(4,213)	(3,356)
Issuances, assets	1,034	298
Settlements, assets	(1,148)	(2,319)
Gain (loss) on transfers in/out included in trading revenues, assets	5	128
Gain (loss) on all other activity included in trading revenues, assets	199	580
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(217)	(203)
Balance at end of period, assets	6,159	5,164
Bank | Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,463	6,901
Transfers in, assets	3,539	2,471
Transfers out, assets	(2,918)	(2,948)
Purchases, assets	4,456	2,801
Sales, assets	(3,964)	(3,182)
Issuances, assets	1,034	298
Settlements, assets	(1,147)	(2,319)
Gain (loss) on transfers in/out included in trading revenues, assets	5	127
Gain (loss) on all other activity included in trading revenues, assets	348	486
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(201)	(172)
Balance at end of period, assets	5,615	4,463
Bank | Recurring basis | Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets	238
Bank | Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	35,529	46,938
Transfers in, assets	7,429	7,493
Transfers out, assets	(9,761)	(11,516)
Purchases, assets	17,062	15,178
Sales, assets	(19,053)	(18,432)
Issuances, assets	9,929	5,795
Settlements, assets	(6,732)	(10,228)
Gain (loss) on transfers in/out included in trading revenues, assets	428	277
Gain (loss) on all other activity included in trading revenues, assets	752	601
Gain (loss) on transfers in/out included in other revenues, assets	(1)	(4)
Gain (loss) on all other activity included in other revenues, assets	764	600
Foreign currency translation impact, assets	(1,268)	(1,173)
Balance at end of period, assets	35,078	35,529